Other Assets	9 Months Ended
Sep. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

5. Other Assets

In May 2016, the Company entered into an exclusive license agreement with Thera Neuropharma, Inc. (“Thera”), a privately held company, pursuant to which the Company granted certain rights to its sd-rxRNA platform for neurodegenerative diseases in exchange for an upfront equity ownership interest and the potential to receive future cash, additional equity and royalties based on the achievement of certain milestones. The Company was issued shares of common stock in Thera upon execution of the license agreement. Due to the Company’s inability to exercise significant influence over Thera and the Company owning less than 20% of the voting equity of Thera’s stock, the Company accounted for this investment using the cost method. As of September 30, 2016, the carrying value of the investment in Thera of $4,500 was included in other assets on the balance sheet and no impairment has been recognized for this investment through September 30, 2016.

The Company was also granted a five year warrant to purchase additional shares of common stock of Thera at a price of $0.001 per share of common stock (the “Thera Warrant”) pursuant to the terms of the license agreement. The Company first assessed the Thera Warrant under ASC 815. Under the related guidance, a financial instrument shall be considered a derivative when it includes an underlying and notional amount or payment provision, an initial net investment and a net settlement. The Company determined that the Thera Warrant met all of the characteristics of a derivative. Per ASC 815, the Thera Warrant is recognized at fair value on the balance sheet and gains and losses from changes in the fair value of the Thera Warrant are recognized in the statement of operations. The fair value of the Thera Warrant at the date of issuance totaled $4,500 and was included in other assets on the balance sheet. There have been no changes to the fair value since the date of issuance.